Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 852,935	$ 1,217,268	$ 1,277,708	$ 1,693,796
Share-based payments	869,908	21,530	2,186,391	2,366,146
Key management personnel compensation	$ 1,722,843	$ 1,238,798	$ 3,464,099	$ 4,059,942